CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Disclosure of cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 7 – CASH AND CASH EQUIVALENTS

Balances of cash and cash equivalents comprise the following as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
In Colombian Pesos
Cash	Ps.	3,653,565	Ps.	3,723,337
Deposits in the Colombian central bank		4,162,015		6,795,015
Demand deposits in banks and other financial entities		201,906		549,084
Clearing houses		288		488
Liquidity management		1,599,125		1,312,622
Cash held for specific purposes (1)		1,468,832		1,220,609
	Ps.	11,085,731	Ps.	13,601,155
In foreign currency
Cash	Ps.	88,792	Ps.	85,775
Demand deposits in banks and other financial entities		5,484,628		4,600,966
Liquidity management		339,708		309,965
	Ps.	5,913,128	Ps.	4,996,706
Total cash and cash equivalents	Ps.	16,998,859	Ps.	18,597,861

(1) Includes cash held for a specific purpose for 2024 mainly in: Convioriente Ps. 285,520 for higher funding, collections, as part of the Villavicencio-Yopal project; Covimar Ps. 288,918 for accounts of the concession contract for the purchase of land, networks and appropriations to ANI for future periods; Covipacifico: Ps.

894,394 for the purchase of land, networks, audits and toll collections. For 2023, Covipacifico Ps. 736,884 for increased funding, collections, payment of toll tariff differences, and financial returns; Covioriente Ps. 261,665 for increased funding and collections; Covimar Ps. 221,854 for transfers between bank accounts to fiduciary

.

As of December 31, 2024, and 2023, the reserves available to cover the required legal reserve (see note 4.3) for both deposit certificates and current and savings accounts amount to Ps. 8,251,154 and Ps. 8,964,594, respectively.